SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Number of options
Outstanding at January 1, 2014	7,073,511
Granted	1,239,375
Exercised	(3,058,966)
Expired
Forfeited	(551,000)
Outstanding at December 31, 2014	4,702,920	7,073,511
Exercisable at December 31, 2014	1,265,300
Vested and expected to vest at December 31, 2014	4,320,142
Weighted-average exercise price
Outstanding at January 1, 2014	$ 11.74
Granted	$ 17.14
Exercised	$ 7.35
Expired
Forfeited	$ 14.83
Outstanding at December 31, 2014	$ 15.54	$ 11.74
Exercisable at December 31, 2014	$ 15.57
Vested and expected to vest at December 31, 2014	$ 15.99
Weighted- average remaining contractual term (in years)
Outstanding at January 1, 2014	3 years 2 months 19 days	2 years 7 months 13 days
Outstanding at December 31, 2014	3 years 2 months 19 days	2 years 7 months 13 days
Exercisable at December 31, 2014	1 year 6 months 29 days
Vested and expected to vest at December 31, 2014	3 years 1 month 20 days
Aggregate intrinsic value
Outstanding at December 31, 2014	$ 30,474	$ 44,716
Exercisable at December 31, 2014	8,161
Vested and expected to vest at December 31, 2014	$ 26,033